Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Components of Lease Expense
The components of lease expense consisted of the following as of December 31, 2022:

	December 31, 2022
In thousands	Third Party	Related Party	Total
Finance lease costs:
Amortization of right-of-use assets	$3,083	$—	$3,083
Interest on lease liabilities	312	—	312
Operating lease costs	3,209	392	3,601
Short-term lease costs	108	356	464
Variable lease costs	354	—	354
Sublease income	(643)	—	(643)

Total lease costs	$6,423	$748	$7,171

Schedule of Company's Lease Assets and Liabilities, Lease Term and Discount Rate Assumptions
Lease-related assets and liabilities recorded on the consolidated balance sheet are as follows:

	December 31, 2022
In thousands	Third Party	Related Party	Total
Assets
Finance lease right-of-use assets (included in property, plant and equipment, net)	$5,916	$—	$5,916
Operating lease right-of-use assets	5,819	1,394	7,213

Total leased assets	$11,735	$1,394	$13,129

Liabilities
Lease liabilities, current:
Finance lease liabilities	$3,023	$—	$3,023
Operating lease liabilities	2,130	322	2,452

Lease liabilities, current	5,153	322	5,475

Lease liabilities, noncurrent:
Finance lease liabilities	2,976	—	2,976
Operating lease liabilities	4,672	1,093	5,765

Lease liabilities, noncurrent	7,648	1,093	8,741

Total leased liabilities	$12,801	$1,415	$14,216

Accumulated amortization related to the finance lease assets was $3.1 million as of December 31, 2022.
The following table summarizes our lease term and discount rate assumptions as of December 31, 2022:

	December 31, 2022
	Third Party	Related Party	Total
Weighted-average remaining lease term (years):
Finance leases	2.09	N/A	1.76
Operating leases	3.64	3.92	3.68
Weighted-average discount rate:
Finance leases	5.9%	N/A	5.6%
Operating leases	6.7%	5.3%	6.5%

Operating Lease Maturity
Undiscounted future minimum lease payments (displayed by year and in the aggregate) under noncancelable operating leases with terms of more than one year, as of December 31, 2022, have been reconciled to the total operating and finance lease liabilities recognized on the consolidated balance sheets as of December 31, 2022 as follows:

	December 31, 2022
	Finance Leases			Operating Leases
In thousands	Third Party	Related Party	Total	Third Party	Related Party	Total
2023	$3,269	$—	$3,269	$2,990	$386	$3,376
2024	2,373	—	2,373	2,385	421	2,806
2025	713	—	713	1,951	427	2,378
2026	—	—	—	1,029	323	1,352
2027	—	—	—	457	—	457
Thereafter	—	—	—	382	—	382

Total lease payments	6,355	—	6,355	9,194	1,557	10,751
Less: Interest	356	—	356	1,094	142	1,236

Present value of lease liabilities	5,999	—	5,999	8,100	1,415	9,515

Lease liabilities included in Liabilities Held for Sale (see Note 4)	—	—	—	(1,298)	—	(1,298)

Total lease liabilities	$5,999	$—	$5,999	$6,802	$1,415	$8,217

Finance Leases Maturity
Undiscounted future minimum lease payments (displayed by year and in the aggregate) under noncancelable operating leases with terms of more than one year, as of December 31, 2022, have been reconciled to the total operating and finance lease liabilities recognized on the consolidated balance sheets as of December 31, 2022 as follows:

	December 31, 2022
	Finance Leases			Operating Leases
In thousands	Third Party	Related Party	Total	Third Party	Related Party	Total
2023	$3,269	$—	$3,269	$2,990	$386	$3,376
2024	2,373	—	2,373	2,385	421	2,806
2025	713	—	713	1,951	427	2,378
2026	—	—	—	1,029	323	1,352
2027	—	—	—	457	—	457
Thereafter	—	—	—	382	—	382

Total lease payments	6,355	—	6,355	9,194	1,557	10,751
Less: Interest	356	—	356	1,094	142	1,236

Present value of lease liabilities	5,999	—	5,999	8,100	1,415	9,515

Lease liabilities included in Liabilities Held for Sale (see Note 4)	—	—	—	(1,298)	—	(1,298)

Total lease liabilities	$5,999	$—	$5,999	$6,802	$1,415	$8,217

Schedule of Assets And Liabilities, Lessee
As of December 31, 2021, capital lease asset and liabilities are as follows:

In thousands	December 31, 2021
Assets
Leased property under capital leases, less accumulated amortization	$5,013

Liabilities
Current: obligations under capital leases	$2,404
Noncurrent: obligations under capital leases	2,644

$5,049

Schedule of Future Minimum Capital Lease, Obligations	As of December 31, 2021, future minimum lease payments under non-cancelable capital leases are as follows:

In thousands	December 31, 2021
2022	$2,623
2023	1,749
2024	962

Less: Interest	(286)

$5,049